Summarized Balance Sheets Financial Information of Citizens Holding Company (Detail) (USD $)	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
ASSETS
Other assets	$ 13,534,935		$ 22,198,442
Total assets	921,060,681		873,068,899
Liabilities
Other liabilities	1,281,820		1,832,659
Stockholders' equity	81,857,786		66,266,202		88,868,830	86,079,217
Total liabilities and stockholders' equity	921,060,681		873,068,899
Citizens Holding Company
ASSETS
Cash	1,688,497	[1]	1,750,766	[1]	1,657,268	1,416,801
Investment in bank subsidiary	79,797,988	[1]	64,188,216	[1]
Other assets	371,301	[1]	327,220	[1]
Total assets	81,857,786		66,266,202
Liabilities
Other liabilities	0		0
Stockholders' equity	81,857,786		66,266,202
Total liabilities and stockholders' equity	$ 81,857,786		$ 66,266,202

[1]	Fully or partially eliminates in consolidation.